T. ROWE PRICE Georgia Tax-Free Bond Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.8%
GEORGIA 92.5%
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 4.00%, 9/1/31  2,465 2,596
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 4.00%, 9/1/33  1,455 1,517
Athens-Clarke County Unified Government Dev. Auth., Univ. of
Georgia Athletic Assoc., Series A, 5.00%, 9/1/29  1,100 1,213
Atlanta & Fulton County Recreation Auth., Zoo Parking Project,
5.00%, 12/1/35  750 845
Atlanta Airport Passenger Fac. Charge, Series A, 5.00%, 1/1/33  3,870 4,013
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/37 (1) 4,000 4,097
Atlanta Airport Passenger Fac. Charge, Series D, 4.00%,
7/1/40 (1) 5,000 5,099
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/38 (1) 1,000 1,028
Atlanta Dept. of Aviation, Series C, 4.00%, 7/1/42 (1) 1,000 1,017
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.50%, 1/1/29  225 119
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
6.75%, 1/1/35  1,555 824
Atlanta Dev. Auth., Georgia Proton Treatment Center, Series A-1,
7.00%, 1/1/40  550 292
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/29  1,000 1,066
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/30  300 319
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/35  1,255 1,327
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/40  2,035 2,161
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.25%,
7/1/44  6,120 6,478
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/27  495 553
Atlanta Downtown Dev. Auth., City Plaza, 5.00%, 12/1/31  605 671
Atlanta Urban Redev. Agency, 3.625%, 7/1/42 (2) 1,615 1,498
Atlanta Urban Redev. Agency, 3.875%, 7/1/51 (2) 1,610 1,474
Atlanta Water & Wastewater, 5.00%, 11/1/40  7,290 7,750
Atlanta Water & Wastewater, Series B, 4.00%, 11/1/37  1,000 1,037
Atlanta, Atlantic Station, Tax Allocation, 5.00%, 12/1/24  2,880 3,066
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/23 (3) 450 459
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/24 (3) 550 577
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/25 (3) 350 376
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/26 (3) 975 1,070

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/27 (Prerefunded
1/1/26) (4) 1,290 1,416
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/28 (Prerefunded
1/1/26) (4) 1,160 1,274
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/29 (Prerefunded
1/1/26) (4) 500 549
Atlanta, Eastside, Tax Allocation, 5.00%, 1/1/30 (Prerefunded
1/1/26) (4) 300 329
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/34  500 510
Atlanta, Perry Bolton, Tax Allocation, 5.00%, 7/1/41  725 738
Augusta Airport, Series A, 5.00%, 1/1/30  645 665
Augusta Airport, Series A, 5.00%, 1/1/31  275 283
Augusta Airport, Series A, 5.00%, 1/1/32  550 567
Augusta Airport, Series A, 5.00%, 1/1/34  585 602
Augusta Water & Sewer, Wastewater, 4.50%, 10/1/37  3,500 3,573
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/44  6,015 6,101
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
4.00%, 7/1/49  2,000 2,005
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series A,
5.00%, 7/1/39  1,500 1,629
Bryan County School Dist., GO, 5.00%, 8/1/42  3,000 3,273
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
PCR, 0.79%, 11/1/52 (1) 450 450
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN, PCR,
2.25%, 10/1/32 (Tender 5/25/23)  1,550 1,542
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/45  2,550 2,558
Carroll City-County Hosp. Auth., Tanner Medical Center, 4.00%,
7/1/50  2,925 2,910
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/28  265 288
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/29  500 539
Carroll City-County Hosp. Auth., Tanner Medical Center, 5.00%,
7/1/41  3,000 3,126
Cherokee County Board of Ed., GO, 5.00%, 8/1/32  1,750 1,926
Cherokee County Board of Ed., GO, 5.00%, 8/1/33  1,265 1,273
Cherokee County Water & Sewer Auth., 5.00%, 8/1/33  1,015 1,116
Cherokee County Water & Sewer Auth., 5.00%, 8/1/34  1,050 1,153
Cherokee County Water & Sewer Auth., 5.50%, 8/1/23 (5) 725 739
Clarke County Classic Center Auth., Classic Center Arena Project,
3.00%, 5/1/61  2,000 1,645
Clarke County Classic Center Auth., Classic Center Arena Project,
4.00%, 5/1/52  3,000 3,045
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/34  1,145 1,221

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Cobb County Dev. Auth., Kennesaw State Univ., Series A, 5.00%,
7/15/38  1,750 1,862
Cobb County Kennestone Hosp. Auth., WellStar Health, 4.00%,
4/1/35  950 970
Cobb County Kennestone Hosp. Auth., WellStar Health, 4.00%,
4/1/52  4,450 4,445
Cobb County Kennestone Hosp. Auth., WellStar Health, 5.00%,
4/1/40  950 1,051
Cobb County Kennestone Hosp. Auth., WellStar Health, 5.00%,
4/1/50  1,500 1,637
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/29  1,000 1,027
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/30  2,200 2,259
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/42  1,000 1,069
Columbia County Water & Sewerage, 5.00%, 6/1/33  700 817
Columbia County Water & Sewerage, Forward Delivery, 5.00%,
6/1/35  1,680 1,953
Coweta County Dev. Auth., Piedmont Healthcare, 5.00%, 7/1/44  5,000 5,432
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/36  970 884
Coweta County Residential Care Fac. for the Elderly Auth.,
Peachtree City Project, 4.00%, 3/1/46  810 674
Coweta County Water & Sewage Auth., 4.00%, 6/1/38
(Prerefunded 6/1/29) (4) 1,000 1,101
Coweta County Water & Sewage Auth., 4.00%, 6/1/39
(Prerefunded 6/1/29) (4) 1,000 1,101
Dalton, GO, 5.00%, 2/1/42  500 558
Dalton, GO, 5.00%, 2/1/48  3,500 3,878
Dalton Board of Water Light & Sinking Fund, 5.00%, 3/1/32  1,250 1,361
Dalton Board of Water Light & Sinking Fund, 5.00%, 3/1/33  1,190 1,294
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/34  400 408
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/36  900 919
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/37  1,000 1,018
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 4.00%, 8/15/41  1,385 1,402
Dalton Whitfield County Joint Dev. Auth., Hamilton Health Care
System, 5.00%, 8/15/32  900 977
DeKalb County Water & Sewerage, 5.00%, 10/1/33  750 808
DeKalb County Water & Sewerage, 5.00%, 10/1/35  2,000 2,150
DeKalb County Water & Sewerage, Series A, 5.25%, 10/1/41  4,365 4,374
DeKalb County Water & Sewerage, Series B, 5.00%, 10/1/35 (6) 1,980 2,171
DeKalb County Water & Sewerage, Series B, 5.25%, 10/1/32 (6) 4,330 4,806

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Downtown Smyrna Dev. Auth., 5.25%, 2/1/28  6,140 6,719
Floyd County Hosp. Auth., Floyd Medical Center, Series A, 5.00%,
7/1/34 (Prerefunded 7/1/26) (4) 2,810 3,130
Forsyth County School Dist., GO, 4.00%, 2/1/33 (Prerefunded
2/1/24) (4) 3,270 3,389
Forsyth County School Dist., GO, 5.00%, 2/1/31  3,250 3,546
Forsyth County School Dist., GO, 5.00%, 2/1/38  1,000 1,127
Fulton County Dev. Auth., Georgia Tech Foundation, Campus
Recreation Center and Technology Square Projects, Series B,
5.00%, 11/1/31  3,020 3,389
Fulton County Dev. Auth., Piedmont Healthcare, Series A, 4.00%,
7/1/35  1,625 1,654
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/47  5,170 5,499
Fulton County Dev. Auth., Woodruff Arts Center, 4.00%, 3/15/44  450 455
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/36  6,125 6,518
Fulton County Dev. Auth., Woodruff Arts Center, 5.00%, 3/15/44  5,175 5,628
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (2) 1,000 766
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (2) 850 843
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/54 (2) 700 680
Gainesville & Hall County Dev Auth., Active Retirement
Communities, 5.00%, 11/15/33  3,480 3,702
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/46  7,000 6,862
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 4.00%, 2/15/51  10,000 9,694
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/42  1,600 1,690
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/45  3,000 3,158
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.25%, 8/15/49 (Prerefunded 2/15/25) (4) 3,000 3,257
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.50%, 8/15/54 (Prerefunded 2/15/25) (4) 3,000 3,277
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.50%, 2/15/42  1,625 1,752
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (2) 250 232
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,600 1,533
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/54  3,435 3,111
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (2) 1,240 1,189

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Georgia Housing & Fin. Auth., Series A, 4.00%, 6/1/50  1,290 1,328
Georgia Ports Auth., 4.00%, 7/1/51  3,500 3,574
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/35  750 741
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/36  1,250 1,231
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/37  750 751
Glynn-Brunswick Memorial Hosp. Auth., RAC, 4.00%, 8/1/38  1,000 1,001
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/27  2,545 2,692
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/34  4,110 4,274
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/47  2,000 2,071
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC, 5.00%,
4/1/36  1,350 1,453
Gwinnett County School Dist., GO, 5.00%, 2/1/35  2,900 3,119
Jackson County School Dist., GO, 5.00%, 3/1/31  1,500 1,727
Jackson County School Dist., GO, 5.00%, 3/1/32  1,000 1,149
Lagrange Dev. Auth., Lagrange College Project, 5.00%, 10/15/52  1,200 1,113
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (2) 1,710 1,767
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
4.00%, 5/15/39  1,320 1,325
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/25  200 210
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/43  4,705 4,959
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.00%, 5/15/49  2,000 2,264
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
5.50%, 9/15/28  3,000 3,367
Main Street Natural Gas, Georgia Municipal Gas Auth., Series A,
VRDN, 4.00%, 7/1/52 (Tender 9/1/27)  5,000 5,195
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  2,800 2,888
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  1,600 1,634
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  3,000 3,063
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  2,000 2,049
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 1.366%, 8/1/48 (Tender
12/1/23)  3,000 2,982
Metro Atlanta Rapid Transit Auth., Series A, 4.00%, 7/1/35  5,570 5,914
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/43
(Prerefunded 7/1/25) (4) 5,000 5,436

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metro Atlanta Rapid Transit Auth., Sales Tax, Series B, 5.00%,
7/1/45  5,000 5,428
Metro Atlanta Rapid Transit Auth., Third Indenture, Series A,
4.00%, 7/1/44  5,475 5,592
Metro Atlanta Rapid Transit Auth., Third Indenture, Series E-2,
4.00%, 7/1/42  3,063 3,218
Monroe Combined Utility, Combined Utility, 4.00%, 12/1/45 (6) 3,000 3,062
Monroe Combined Utility, Combined Utility, 4.00%, 12/1/50 (6) 3,500 3,553
Municipal Electric Auth. of Georgia, Plant Vogtle Project, Series A,
5.00%, 1/1/49  2,110 2,255
Municipal Electric Auth. of Georgia, Plant Vogtle Project J,
Series A, 5.00%, 1/1/62 (6) 5,500 5,925
Municipal Electric Auth. of Georgia, Plant Vogtle Project M,
Series A, 5.00%, 1/1/62 (6) 2,600 2,801
Municipal Electric Auth. of Georgia, Power, Series EE, 7.25%,
1/1/24 (7) 1,000 1,083
Municipal Electric Auth. of Georgia, Power, Series HH, 5.00%,
1/1/44  4,485 4,803
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/35  4,440 4,629
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/46  1,975 2,182
Municipal Gas Auth. of Georgia, Gas Portfolio III, Series S, 5.00%,
10/1/27  500 504
Paulding County Water & Sewerage, 4.00%, 12/1/32  5,180 5,440
Private Colleges & Univ. Auth., Emory Univ., 5.00%, 9/1/48  1,915 2,139
Private Colleges & Univ. Auth., Emory Univ., Series A, 4.00%,
10/1/46  3,255 3,282
Private Colleges & Univ. Auth., Emory Univ., Series A, 5.00%,
10/1/46  6,075 6,481
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
10/1/38  4,500 4,575
Private Colleges & Univ. Auth., Emory Univ., Series B, 4.00%,
9/1/41  3,550 3,655
Private Colleges & Univ. Auth., Emory Univ., Series B, 5.00%,
10/1/38  4,405 4,770
Private Colleges & Univ. Auth., Mercer Univ., 4.00%, 10/1/50  4,100 3,970
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/27  535 590
Private Colleges & Univ. Auth., Mercer Univ., 5.00%, 10/1/28  470 523
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/39  1,000 1,008
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/41  1,000 1,004
Private Colleges & Univ. Auth., Savannah College of Art and
Design, 4.00%, 4/1/44  2,000 2,005
Richmond County Hosp. Auth., Univ. Health Services, 5.00%,
1/1/31  2,000 2,130

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Sandy Springs Public Fac. Auth., Center City, 5.00%, 5/1/35
(Prerefunded 5/1/26) (4) 1,000 1,110
Sandy Springs Public Fac. Auth., Center City, 5.00%, 5/1/41
(Prerefunded 5/1/26) (4) 1,820 2,020
Sandy Springs Public Fac. Auth., Center City, 5.00%, 5/1/47
(Prerefunded 5/1/26) (4) 5,000 5,549
Savannah Economic Dev. Auth., Marshes of Skidaway, 7.25%,
1/1/44 (Prerefunded 1/1/24) (4) 1,000 1,082
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
4.00%, 7/1/43  5,200 5,112
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/29  50 52
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/30  3,105 3,206
Savannah Hosp. Auth., Saint Joseph's/Candler Health, Series A,
5.50%, 7/1/31  220 227
Walton County Water & Sewer Auth., Hard Labor Creek, Series A,
5.00%, 2/1/36 (Prerefunded 2/1/26) (4) 1,050 1,159
410,194
PUERTO RICO 6.3%
Puerto Rico Commonwealth, GO, 11/1/43  2,162 1,119
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
4.00%, 7/1/22  750 752
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/33  520 521
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 745 783
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (2) 500 518
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.125%, 7/1/37  560 562
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.25%, 7/1/42  1,295 1,299
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.75%, 7/1/37  750 753
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  198 182
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  494 293
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/33  1,954 1,911
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/35  645 622
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/37  296 286
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/41  403 381

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 4.00%,
7/1/46  419 390
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.25%,
7/1/23  429 435
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  428 450
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  678 739
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  747 825
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  720 814
Puerto Rico Electric Power Auth., Series 2013A-RSA-1, 6.75%,
7/1/36 (8)(9) 810 782
Puerto Rico Electric Power Auth., Series AAA-RSA-1, 5.25%,
7/1/27 (8)(9) 100 93
Puerto Rico Electric Power Auth., Series A-RSA-1, 5.05%,
7/1/42 (8)(9) 10 9
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.00%,
7/1/27 (8)(9) 15 14
Puerto Rico Electric Power Auth., Series CCC-RSA-1, 5.25%,
7/1/28 (8)(9) 35 33
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/20 (8)(9) 40 37
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/24 (8)(9) 170 158
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/25 (8)(9) 55 51
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/26 (8)(9) 70 65
Puerto Rico Electric Power Auth., Series TT-RSA-1, 5.00%,
7/1/27 (8)(9) 420 390
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.00%,
7/1/28 (8)(9) 425 394
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.25%,
7/1/33 (8)(9) 40 37
Puerto Rico Electric Power Auth., Series WW-RSA-1, 5.50%,
7/1/18 (8)(9) 35 33
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/27 (8)(9) 15 14
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/35 (8)(9) 375 350
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.25%,
7/1/40 (8)(9) 40 37
Puerto Rico Electric Power Auth., Series XX-RSA-1, 5.75%,
7/1/36 (8)(9) 30 28

T. ROWE PRICE Georgia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 3.70%,
7/1/17 (8)(9) 10 9
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/17 (8)(9) 20 18
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/19 (8)(9) 175 162
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.00%,
7/1/28 (8)(9) 40 37
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/19 (8)(9) 140 130
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/23 (8)(9) 40 37
Puerto Rico Electric Power Auth., Series ZZ-RSA-1, 5.25%,
7/1/24 (8)(9) 15 14
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  168 170
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,278 7,304
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  3,005 3,055
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  261 261
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  250 250
27,607
Total Investments in Securities 98.8%
(Cost $449,656) $ 437,801
Other Assets Less Liabilities 1.2% 5,531
Net Assets 100.0% $ 443,332
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$9,750 and represents 2.2% of net assets.
(3) Escrowed to maturity
(4) Prerefunded date is used in determining portfolio maturity.
(5) Insured by National Public Finance Guarantee Corporation
(6) Insured by Assured Guaranty Municipal Corporation
(7) Insured by AMBAC Assurance Corporation
(8) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(9) Non-income producing
1M USD LIBOR One month USD LIBOR (London interbank offered rate)

T. ROWE PRICE Georgia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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FRN Floating Rate Note
GO General Obligation
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Georgia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Georgia Tax-Free Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Georgia Tax-Free Bond Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the

T. ROWE PRICE Georgia Tax-Free Bond Fund

same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F92-054Q1 05/22